Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Oct. 31, 2008	Dec. 31, 2014 Branch	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Maturity period of federal funds			3 months
Average prepayment speed period of securities to amortize premiums and accretes discount			3 months
Servicing portfolio of real estate loan	$ 25,000,000		$ 25,000,000
Accrued interest receivable maximum recovery period			90 days
Number of branch offices involved in origination of loans and collection of deposits			18
Hedging gains or losses, fair value			0	0	0
Maturity period of cash and cash equivalents			90 days
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (Libor) plus 3.10%		Three-month LIBOR plus 3.10%
Percentage above LIBOR		3.10%	3.10%
Cash available for dividend	$ 2,900,000		$ 2,900,000
Treasury note redemption period			10 years
Core Deposits [Member]
Accounting Policies [Line Items]
Intangible assets useful lives			9 years